CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (25,866,828)	$ (4,005,484)	¥ (20,122,604)	¥ (25,782,406)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3,150,789	487,900	1,609,700	1,124,011
Loss (gain) from disposal of equipment	19,590	3,034	(89,156)	0
Changing in fair value of warrant liability	(35,365,792)	(5,476,400)
Amortization of offering cost of warrants	12,584,024	1,948,639
Provision for doubtful accounts	8,191,247	1,268,416	2,203,531	610,776
Provision for slow moving inventories	654,673	101,376	56,817	65,380
Impairment of property and equipment	768,312	118,973	0	0
Amortization of right of use assets	1,866,803	289,075	1,408,551	0
Restricted shares issued for management and employees	6,140,037	950,786	7,944,835	21,288,204
Remeasurement gain of previously held equity interests in connection with step acquisition	(979,254)	(151,638)	0	0
Loss (income) from investment in unconsolidated entity	266,707	41,300	(462,879)	959,905
Deferred tax benefit	(425,913)	(65,953)	0	0
Interest expenses related to convertible notes	430,416	66,650	0	0
Restricted shares issued for services			33,927	845,781
Changes in operating assets and liabilities:
Notes receivable	(2,124,748)	(329,018)	(1,107,205)	922,282
Trade accounts receivable	18,326,410	2,837,848	18,428,088	(40,461,376)
Trade accounts receivable-related party	3,409,912	528,026	0	(3,409,912)
Inventories	(2,502,263)	(387,476)	(1,124,935)	(1,197,529)
Other receivable	(338,468)	(52,412)	(287,242)	(928,882)
Purchase advance	(899,371)	(139,268)	1,210,309	5,784,669
Contract costs	(21,944,876)	(3,398,168)	(26,938,013)	7,554,745
Prepaid expense	143,354	22,198	(5,457)	316,845
Prepaid expense - related parties	(433,000)	(67,050)	217,600	(217,600)
Operating lease liabilities	(2,762,949)	(427,843)	(1,419,402)	0
Trade accounts payable	(2,109,944)	(326,725)	8,205,660	(400,034)
Other payables	6,669,009	1,032,698	(23,600)	(861,620)
Other payables-related parties	(2,577,610)	(399,143)	2,207,445	(920,584)
Advance from customers	4,160,456	644,247	3,366,033	(37,856)
Accrued payroll and employees' welfare	(1,593,822)	(246,804)	533,109	784,095
Accrued expenses	(983,821)	(152,344)	9,425	0
Taxes payable	76,452	11,839	(1,085,213)	1,748,934
Net cash used in operating activities	(34,050,468)	(5,272,722)	(5,230,676)	(32,212,172)
Cash flows from investing activities:
Investment in unconsolidated entity			0	(4,205,080)
Purchases of property and equipment	(522,416)	(80,896)	(85,974)	(1,735,956)
Proceeds from disposal of equipment			900	0
Repayments from loans to third parties	5,150,377	797,537	11,239,623	1,000,000
Payments made for loans to third parties	(51,638,458)	(7,996,226)	(9,480,000)	(4,000,000)
Payments and prepayments for construction in progress			(3,782,912)	(4,606,823)
Step acquisition of FGS, net of cash	471,843	73,065	0	0
Net cash used in investing activities	(46,538,654)	(7,206,520)	(2,108,363)	(13,547,859)
Cash flows from financing activities:
Proceeds from short-term bank loans	16,020,000	2,480,700	9,520,000	2,500,000
Repayments of short-term bank loans	(10,540,000)	(1,632,121)	(2,500,000)	0
Proceeds from short-term borrowings	3,660,000	566,752	200,000	1,081,096
Repayments of short-term borrowings	(3,360,000)	(520,297)	(1,000,000)	0
Proceeds from short-term borrowings-related parties	18,400,000	2,849,244	17,415,000	5,000,000
Repayments of short-term borrowings-related parties	(15,950,000)	(2,469,861)	(16,195,000)	(5,000,000)
Repayments of long-term borrowings-related party	(816,952)	(126,505)	(747,630)	(684,191)
Proceeds from warrants issued with coomon stock	212,051,414	32,836,204	0	0
Proceeds from sale of common stock, net of issuance costs	81,091,141	12,556,980	26,141,051	0
Proceeds from pre-founded warrants received in advance	30,276,569	4,688,333	0	0
Proceeds from stock issuance for warrants exercised	21,130,035	3,271,990	0	0
Proceeds from issuance of convertible notes	42,014,616	6,505,972	0	0
Refund of capital contribution by a non-controlling shareholder			0	(200,000)
Capital contribution by non-controlling shareholders	50,000	7,743	405,000	850,000
Net cash provided by financing activities	394,026,823	61,015,134	33,238,421	3,546,905
Effect of exchange rate fluctuation on cash	224,365	34,742	(84,203)	1,393,873
Net increase (decrease) in cash	313,662,066	48,570,634	25,815,179	(40,819,253)
Cash at beginning of year	30,336,504	4,697,614	4,521,325	45,340,578
Cash at end of year	343,998,570	53,268,248	30,336,504	4,521,325
Supplemental cash flow information
Cash paid during the period for interest	1,682,863	260,592	1,400,462	1,542,381
Cash received during the period for taxes	(98,338)	(15,228)	282,322	2,002
Non-cash investing and financing activities
Cancellation of common stock issued prior years in exchange of shares of FGS , net of issuance costs	(1,689,807)	(261,667)	0	0
Issuance of common stock in exchange of shares of FGS , net of issuance costs	1,689,807	261,667	0	21,433,796
Issuance of common stock in exchange of shares of Starry, net of issuance costs	27,675,450	4,285,549	0	0
Investment payable in exchange of interest of FGS			0	6,400,000
Conversion of convertible notes to 9,225,338 shares of common stock	42,435,669	6,571,172	0	0
Right-of-use assets obtained in exchange for operating lease obligations	7,242,819	1,121,552	1,228,963	0
Inventories used as fixed assets	302,795	46,888	409,735	0
Payable for construction in Progress			732,513	5,694,980
Receivable for disposal of property and equipment			110,000	0
Payable for issuance cost of common stock			374,696	0
Capital contribution receivable due from non-controlling Interest	¥ 50,000,000	$ 7,742,510	¥ 0	¥ 0